Employee Benefits - Composition of employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Short-term employee benefits	$ 9,918	$ 11,252
Total	9,918	11,252
Long-term employee benefits		289
Recognized liability for defined benefit obligation, net	4,700	2,484
Total	$ 4,700	2,773
Percentage of deferred and contingent consideration for selling shareholders that require continued employment	39.00%
Amount of short-term deferred and contingent consideration for selling shareholders that require continued employment	$ 453	344
Amount of long-term deferred and contingent consideration for selling shareholders that require continued employment	$ 0	$ 289